Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.45%
Communication Services - 4.91%
Advantage Solutions, Inc.* 1,350,000 $ 2,133,000
AMC Networks, Inc.,
Class A* 95,500 1,678,890
ATN International, Inc. 85,500 3,498,660
Beasley Broadcast Group,
Inc., Class A* 98,600 81,197
comScore, Inc.* 192,000 236,160
Consolidated
Communications
Holdings, Inc.* 349,000 900,420
Cumulus Media, Inc.,
Class A* 66,600 245,754
EchoStar Corp., Class A* 317,500 5,807,075
Entravision
Communications Corp.,
Class A 339,800 2,055,790
EW Scripps Co. (The),
Class A* 321,566 3,025,936
Fluent, Inc.* 275,000 225,500
Gannett Co., Inc.* 337,700 631,499
Gray Television, Inc. 438,900 3,827,208
Liberty Latin America, Ltd.,
Class A* 100,000 831,000
Liberty Latin America, Ltd.,
Class C* 550,000 4,543,000
Marcus Corp. (The) 143,000 2,288,000
Saga Communications,
Inc., Class A 21,761 483,747
Salem Media Group, Inc.* 43,900 47,851
Scholastic Corp. 166,750 5,706,185
Sinclair Broadcast Group,
Inc., Class A+ 319,300 5,479,188
Spok Holdings, Inc. 4,100 41,533
Telephone and Data
Systems, Inc. 415,800 4,370,058
Thryv Holdings, Inc.* 148,000 3,412,880
Townsquare Media, Inc.,
Class A 129,900 1,039,200
United States Cellular
Corp.* 25,000 518,250
Urban One, Inc.* 151,800 834,900
53,942,881
Consumer Discretionary - 14.29%
Aaron's Co., Inc. (The) 155,000 1,497,300
Abercrombie & Fitch Co.,
Class A* 215,000 5,966,250
Adtalem Global Education,
Inc.* 132,200 5,105,564
AMCON Distributing Co. 2,450 409,150
Industry Company Shares Value
Consumer Discretionary (continued)
American Axle &
Manufacturing Holdings,
Inc.* 503,596 $ 3,933,085
American Outdoor Brands,
Inc.* 100 984
American Public
Education, Inc.* 73,400 397,828
AMMO, Inc.*+ 61,200 120,564
Ark Restaurants Corp. 8,500 147,050
Bally's Corp.* 185,200 3,615,104
Bassett Furniture
Industries, Inc. 26,750 476,150
Beazer Homes USA, Inc.* 147,500 2,342,300
Big 5 Sporting Goods
Corp.+ 113,700 874,353
Big Lots, Inc.+ 100,000 1,096,000
Biglari Holdings, Inc.,
Class B* 6,200 1,049,040
Bluegreen Vacations
Holding Corp. 73,551 2,013,826
Carrols Restaurant Group,
Inc.* 105,600 235,488
Cato Corp. (The), Class A 84,700 748,748
Century Casinos, Inc.* 67,400 494,042
Charles & Colvard, Ltd.* 42,700 39,711
China Automotive
Systems, Inc.* 146,350 765,411
Chuy's Holdings, Inc.* 23,000 824,550
Conn's, Inc.* 94,900 575,094
Container Store Group,
Inc. (The)* 199,650 684,799
Crown Crafts, Inc. 75,850 438,413
Delta Apparel, Inc.* 42,100 463,100
El Pollo Loco Holdings,
Inc. 108,300 1,038,597
Ethan Allen Interiors, Inc. 75,500 2,073,230
Flanigan's Enterprises, Inc. 14,000 395,864
Flexsteel Industries, Inc. 19,700 379,422
Fossil Group, Inc.* 137,000 438,400
Genesco, Inc.* 59,500 2,194,360
G-III Apparel Group, Ltd.* 202,800 3,153,540
Good Times Restaurants,
Inc.* 106,000 283,020
GoPro, Inc., Class A* 638,800 3,213,164
Haverty Furniture Cos., Inc. 82,400 2,629,384
Hibbett, Inc. 45,900 2,707,182
Hooker Furnishings Corp. 26,000 472,940
Hovnanian Enterprises,
Inc., Class A* 4,849 328,956
JAKKS Pacific, Inc.* 62,300 1,077,790
Kandi Technologies Group,
Inc.* 74,000 204,240

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
Quarterly Report | March 31, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Lakeland Industries, Inc. 33,450 $ 488,370
Lands' End, Inc.* 116,000 1,127,520
Landsea Homes Corp.* 117,529 712,226
La-Z-Boy, Inc. 166,000 4,827,280
Lazydays Holdings, Inc.*+ 44,000 513,480
Legacy Housing Corp.* 43,331 986,214
Lifetime Brands, Inc. 77,650 456,582
Lincoln Educational
Services Corp.* 211,000 1,194,260
Live Ventures, Inc.* 15,550 492,468
M/I Homes, Inc.* 136,200 8,592,858
MarineMax, Inc.*+ 89,000 2,558,750
Modine Manufacturing Co.* 70,000 1,613,500
Movado Group, Inc. 94,200 2,710,134
ODP Corp. (The)* 145,000 6,522,100
OneWater Marine, Inc.,
Class A*+ 66,100 1,848,817
Patrick Industries, Inc.+ 104,773 7,209,430
Perdoceo Education Corp.* 352,879 4,739,165
Rocky Brands, Inc. 18,200 419,874
Shoe Carnival, Inc.+ 99,500 2,552,175
Smith & Wesson Brands,
Inc.+ 204,400 2,516,164
Sonic Automotive, Inc.,
Class A 146,400 7,955,376
Sportsman's Warehouse
Holdings, Inc.* 138,300 1,172,784
Strategic Education, Inc. 86,100 7,734,363
Strattec Security Corp.* 29,500 671,125
Superior Group of Cos.,
Inc. 38,000 299,060
Tilly's, Inc., Class A*+ 164,100 1,265,211
TravelCenters of America,
Inc.*+ 79,540 6,880,210
Tri Pointe Homes, Inc.* 266,000 6,735,120
Unifi, Inc.* 54,273 443,410
Universal Technical
Institute, Inc.* 221,400 1,633,932
Vera Bradley, Inc.* 100,000 599,000
Vista Outdoor, Inc.*+ 199,991 5,541,751
VOXX International Corp.* 82,100 1,012,293
Weyco Group, Inc. 31,500 796,950
Winnebago Industries,
Inc.+ 93,981 5,422,704
Zumiez, Inc.* 104,800 1,932,512
157,081,161
Consumer Staples - 4.37%
Andersons, Inc. (The) 5,438 224,698
Coffee Holding Co., Inc.* 23,000 42,780
Industry Company Shares Value
Consumer Staples (continued)
Edgewell Personal Care
Co. 97,300 $ 4,127,466
Fresh Del Monte Produce,
Inc. 226,477 6,819,222
HF Foods Group, Inc.* 4,526 17,742
Ingles Markets, Inc.,
Class A 85,301 7,566,199
Lifevantage Corp. 90,000 323,100
Mannatech, Inc. 8,400 140,700
Natural Alternatives
International, Inc.* 23,000 212,290
Natural Grocers by Vitamin
Cottage, Inc. 81,100 952,925
Nature's Sunshine
Products, Inc.* 6,593 67,314
Seneca Foods Corp.,
Class A* 40,100 2,096,027
SpartanNash Co. 161,946 4,016,261
TreeHouse Foods, Inc.* 124,700 6,288,621
United Natural Foods, Inc.* 221,000 5,823,350
Village Super Market, Inc.,
Class A+ 45,750 1,046,760
Vintage Wine Estates, Inc.* 260,000 278,200
Weis Markets, Inc. 92,325 7,817,158
Whole Earth Brands, Inc.*+ 68,000 174,080
48,034,893
Energy - 14.40%
Adams Resources &
Energy, Inc. 20,500 787,610
Alto Ingredients, Inc.* 300,000 450,000
Archrock, Inc. 532,346 5,201,021
Ardmore Shipping Corp. 180,000 2,676,600
Barnwell Industries, Inc. 15,500 34,100
Berry Corp. 383,400 3,009,690
Bristow Group, Inc.* 111,033 2,487,139
CONSOL Energy, Inc.+ 137,900 8,035,433
Delek US Holdings, Inc. 332,000 7,619,400
DHT Holdings, Inc. 647,322 6,997,551
Dorian LPG, Ltd. 211,300 4,213,322
Epsilon Energy, Ltd.+ 90,000 480,600
Forum Energy
Technologies, Inc.* 9,000 228,870
Frontline PLC 509,100 8,430,696
Golar LNG, Ltd.*+ 381,500 8,240,400
Gran Tierra Energy, Inc.* 1,499,800 1,318,474
Hallador Energy Co.* 255,000 2,343,450
Helix Energy Solutions
Group, Inc.* 881,000 6,818,940
International Seaways, Inc. 10,590 441,391
Nabors Industries, Ltd.*+ 32,200 3,925,502

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
NACCO Industries, Inc.,
Class A 23,645 $ 852,875
National Energy Services
Reunited Corp.* 298,700 1,571,162
Natural Gas Services
Group, Inc.* 114,752 1,183,093
NCS Multistage Holdings,
Inc.* 10,000 237,000
Newpark Resources, Inc.* 469,300 1,806,805
Oil States International,
Inc.* 244,400 2,035,852
Overseas Shipholding
Group, Inc., Class A* 593,300 2,313,870
PBF Energy, Inc., Class A 254,000 11,013,440
Permian Resources Corp. 1,122,500 11,786,250
PHX Minerals, Inc. 40,000 104,800
PrimeEnergy Resources
Corp.* 41 3,448
ProPetro Holding Corp.* 520,000 3,738,800
Ranger Energy Services,
Inc.* 38,400 391,296
REX American Resources
Corp.* 90,900 2,598,831
Ring Energy, Inc.*+ 949,500 1,804,050
SandRidge Energy, Inc.* 100,550 1,448,926
Scorpio Tankers, Inc. 123,467 6,952,427
SEACOR Marine
Holdings, Inc.* 86,800 660,548
SFL Corp., Ltd. 811,000 7,704,500
Smart Sand, Inc.* 195,200 343,552
Talos Energy, Inc.* 408,400 6,060,656
Teekay Corp.* 590,000 3,646,200
US Energy Corp. 27,000 47,520
US Silica Holdings, Inc.* 360,000 4,298,400
VAALCO Energy, Inc.+ 400,000 1,812,000
Vital Energy, Inc.*+ 72,500 3,301,650
World Fuel Services Corp. 263,600 6,734,980
158,193,120
Financials - 33.01%
1st Source Corp. 85,000 3,667,750
Acacia Research Corp.* 196,000 756,560
ACNB Corp. 51,400 1,673,070
AFC Gamma, Inc. 65,800 800,128
Affinity Bancshares, Inc.* 31,500 451,080
Alerus Financial Corp. 80,200 1,287,210
Amalgamated Financial
Corp. 104,930 1,856,212
A-Mark Precious Metals,
Inc.+ 40,558 1,405,335
Ambac Financial Group,
Inc.* 210,000 3,250,800
Industry Company Shares Value
Financials (continued)
Amerant Bancorp, Inc. 30,394 $ 661,373
American National
Bankshares, Inc. 25,000 792,500
AmeriServ Financial, Inc. 118,000 359,900
Ames National Corp. 1,008 20,966
Argo Group International
Holdings, Ltd. 80,384 2,354,447
Associated Capital Group,
Inc., Class A 22,571 833,998
Atlanticus Holdings Corp.* 1,610 43,679
Auburn National BanCorp,
Inc. 12,000 271,920
Banc of California, Inc. 203,043 2,544,129
Banco Latinoamericano de
Comercio Exterior SA,
Class E 113,400 1,970,892
Bank of Marin Bancorp 8,147 178,338
Bank of NT Butterfield &
Son, Ltd. (The) 46,500 1,255,500
Bank of the James
Financial Group, Inc. 18,600 195,486
Bank7 Corp. 51,500 1,264,325
Bankwell Financial Group,
Inc. 15,000 372,900
Banner Corp. 91,127 4,954,575
Bar Harbor Bankshares 50,966 1,348,051
BayCom Corp. 1,613 27,550
BCB Bancorp, Inc. 70,400 924,352
Blue Ridge Bankshares,
Inc. 59,500 606,900
BM Technologies, Inc.*+ 45,500 160,160
Bridgewater Bancshares,
Inc.* 72,500 785,900
Brookline Bancorp, Inc. 250,000 2,625,000
Business First Bancshares,
Inc. 65,000 1,113,450
Byline Bancorp, Inc. 120,800 2,611,696
C&F Financial Corp. 12,600 651,546
Camden National Corp. 47,100 1,704,549
Capital Bancorp, Inc. 76,950 1,280,448
Capital City Bank Group,
Inc. 37,172 1,089,511
Capstar Financial
Holdings, Inc. 51,813 784,967
Carter Bankshares, Inc.* 55,885 782,390
CB Financial Services, Inc. 20,400 442,884
Central Pacific Financial
Corp. 76,000 1,360,400
Central Valley Community
Bancorp 55,000 1,131,900
CF Bankshares, Inc. 19,000 370,500
Chemung Financial Corp. 19,500 809,250

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
Quarterly Report | March 31, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
ChoiceOne Financial
Services, Inc. 28,500 $ 719,340
Citizens Community
Bancorp, Inc. 52,500 557,025
Citizens, Inc.*+ 154,500 573,195
Civista Bancshares, Inc. 42,523 717,788
CNB Financial Corp. 64,300 1,234,560
Codorus Valley Bancorp,
Inc. 56,622 1,174,907
Cohen & Co., Inc. 4,500 30,857
Colony Bankcorp, Inc. 24,600 250,920
Community Financial Corp.
(The) 34,590 1,145,967
Community Trust Bancorp,
Inc. 60,000 2,277,000
Community West
Bancshares 57,000 721,050
ConnectOne Bancorp, Inc. 105,846 1,871,357
Consumer Portfolio
Services, Inc.*+ 146,650 1,567,689
Crawford & Co., Class A+ 9,800 81,928
Crawford & Co., Class B 23,100 177,177
CrossFirst Bankshares,
Inc.* 164,100 1,719,768
Customers Bancorp, Inc.* 79,591 1,474,025
Dime Community
Bancshares, Inc. 125,616 2,853,996
Donegal Group, Inc.,
Class A 123,000 1,879,440
Eagle Bancorp Montana,
Inc. 21,000 296,310
Eagle Bancorp, Inc. 96,870 3,242,239
Encore Capital Group,
Inc.* 97,600 4,923,920
Enova International, Inc.* 90,407 4,016,783
Enterprise Bancorp, Inc. 39,375 1,238,738
Equity Bancshares, Inc.,
Class A 91,000 2,217,670
Esquire Financial Holdings,
Inc. 4,500 175,950
ESSA Bancorp, Inc. 44,700 702,684
EZCORP, Inc., Class A* 416,200 3,579,320
Farmers National Banc
Corp. 88,589 1,119,765
FB Financial Corp. 58,300 1,811,964
Federal Agricultural
Mortgage Corp., Class C 26,600 3,542,854
Financial Institutions, Inc. 53,400 1,029,552
Finwise Bancorp* 20,000 176,200
First Bancshares, Inc.
(The) 79,400 2,050,902
First Bank 61,800 624,180
Industry Company Shares Value
Financials (continued)
First Busey Corp. 184,000 $ 3,742,560
First Business Financial
Services, Inc. 45,400 1,385,154
First Capital, Inc. 15,035 385,648
First Commonwealth
Financial Corp. 273,800 3,403,334
First Community Corp. 35,000 700,000
First Financial Bancorp 200,000 4,354,000
First Financial Corp. 39,362 1,475,288
First Financial Northwest,
Inc. 42,882 547,603
First Foundation, Inc. 88,500 659,325
First Guaranty Bancshares,
Inc. 41,472 649,866
First Internet Bancorp 61,600 1,025,640
First Mid Bancshares, Inc. 51,500 1,401,830
First National Corp. 33,800 534,378
First Northwest Bancorp 30,287 348,301
First of Long Island Corp.
(The) 90,000 1,215,000
First Savings Financial
Group, Inc. 14,300 230,087
First United Corp. 29,176 491,907
First US Bancshares, Inc. 6,468 48,381
First Western Financial,
Inc.*+ 64,800 1,283,040
Flushing Financial Corp. 107,797 1,605,097
FNCB Bancorp, Inc. 135,700 841,340
Franklin Financial Services
Corp. 30,700 909,948
FS Bancorp, Inc. 39,000 1,170,390
FVCBankcorp, Inc.* 42,499 452,614
Genworth Financial, Inc.,
Class A* 771,300 3,871,926
Great Southern Bancorp,
Inc. 10,000 506,800
Green Dot Corp., Class A* 145,000 2,491,100
Greenhill & Co., Inc. 22,000 195,140
Guild Holdings Co.,
Class A* 227,001 2,360,810
Hanmi Financial Corp. 143,100 2,657,367
HarborOne Bancorp, Inc. 169,100 2,063,020
Hawthorn Bancshares, Inc. 27,312 638,418
Heartland Financial USA,
Inc. 102,100 3,916,556
Hennessy Advisors, Inc.+ 7,000 54,180
Heritage Commerce Corp. 12,900 107,457
Heritage Financial Corp. 50,000 1,070,000
HMN Financial, Inc. 31,800 612,786
Home Bancorp, Inc. 30,494 1,007,217
Home Point Capital, Inc. 486,200 938,366
HomeStreet, Inc. 54,500 980,455

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
HomeTrust Bancshares,
Inc. 44,100 $ 1,084,419
Hope Bancorp, Inc. 385,800 3,788,556
Horace Mann Educators
Corp. 96,200 3,220,776
Horizon Bancorp, Inc. 177,667 1,964,997
HV Bancorp, Inc.* 6,000 180,180
Independent Bank Corp. 88,100 1,565,537
Independent Bank Group,
Inc. 14,950 692,933
Investar Holding Corp. 43,000 600,280
Investors Title Co. 5,494 829,594
Kearny Financial Corp.+ 168,962 1,371,971
Kingstone Cos., Inc. 43,800 60,006
Lakeland Bancorp, Inc. 190,654 2,981,829
Landmark Bancorp, Inc. 16,864 348,410
LCNB Corp. 58,600 957,524
LendingClub Corp.* 293,200 2,113,972
Limestone Bancorp, Inc. 36,150 806,507
loanDepot, Inc., Class A 150,000 241,500
Logan Ridge Finance
Corp. 12,600 262,080
Luther Burbank Corp. 258,197 2,447,708
Macatawa Bank Corp. 19,000 194,180
MainStreet Bancshares,
Inc. 21,000 493,290
Malvern Bancorp, Inc.* 30,300 460,408
Mercantile Bank Corp. 47,300 1,446,434
Merchants Bancorp 152,611 3,973,990
Mercury General Corp.+ 144,500 4,586,430
Meridian Corp. 35,000 441,000
Metrocity Bankshares, Inc. 9,291 158,783
Metropolitan Bank Holding
Corp.* 29,700 1,006,533
Mid Penn Bancorp, Inc. 26,603 681,303
Middlefield Banc Corp. 34,000 952,510
Midland States Bancorp,
Inc. 113,700 2,435,454
MidWestOne Financial
Group, Inc. 59,260 1,447,129
MVB Financial Corp. 32,600 672,864
National Western Life
Group, Inc., Class A 10,778 2,614,958
Navient Corp. 450,000 7,195,500
Nicholas Financial, Inc.* 23,400 138,996
Nicolet Bankshares, Inc.* 18,170 1,145,619
NMI Holdings, Inc.,
Class A* 264,900 5,915,217
Northeast Community
Bancorp, Inc. 32,500 426,400
Northfield Bancorp, Inc. 68,300 804,574
Northrim BanCorp, Inc. 20,800 981,344
Industry Company Shares Value
Financials (continued)
Northwest Bancshares,
Inc. 363,200 $ 4,369,296
Oak Valley Bancorp 40,000 946,400
OceanFirst Financial Corp. 235,123 4,345,073
Ocwen Financial Corp.*+ 42,501 1,152,627
OFG Bancorp 120,000 2,992,800
Ohio Valley Banc Corp. 15,700 367,537
Old Point Financial Corp. 17,300 411,913
Old Second Bancorp, Inc. 85,550 1,202,833
OP Bancorp 91,900 818,829
Oppenheimer Holdings,
Inc., Class A 54,493 2,133,401
Origin Bancorp, Inc. 30,622 984,497
Orrstown Financial
Services, Inc. 31,600 627,576
Parke Bancorp, Inc. 50,099 890,760
Pathfinder Bancorp, Inc. 3,000 51,810
Pathward Financial, Inc. 101,931 4,229,117
Patriot National Bancorp,
Inc.* 18,500 163,170
PCB Bancorp 58,600 849,114
Peapack-Gladstone
Financial Corp. 49,894 1,477,860
Penns Woods Bancorp,
Inc. 33,229 767,590
Peoples Bancorp of North
Carolina, Inc. 27,617 877,392
Peoples Bancorp, Inc. 112,897 2,907,098
Peoples Financial Services
Corp. 22,900 992,715
Pioneer Bancorp, Inc.* 7,600 74,936
Piper Sandler Cos. 11,900 1,649,459
Plumas Bancorp 2,000 68,120
Premier Financial Corp. 120,300 2,493,819
Primis Financial Corp. 89,158 858,592
Princeton Bancorp, Inc. 34,480 1,093,706
ProAssurance Corp. 133,200 2,461,536
PROG Holdings, Inc.* 130,000 3,092,700
Provident Bancorp, Inc. 54,600 373,464
Provident Financial
Holdings, Inc. 26,600 362,558
Provident Financial
Services, Inc. 242,831 4,657,499
QCR Holdings, Inc. 61,000 2,678,510
RBB Bancorp 65,883 1,021,187
Red River Bancshares, Inc. 200 9,622
Regional Management
Corp. 56,100 1,463,649
Renasant Corp. 159,780 4,886,072
Republic Bancorp, Inc.,
Class A 49,362 2,094,430
Rhinebeck Bancorp, Inc.* 15,000 114,750

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
Quarterly Report | March 31, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Riverview Bancorp, Inc. 119,500 $ 638,130
S&T Bancorp, Inc. 149,601 4,704,951
Safety Insurance Group,
Inc. 50,745 3,781,517
Salisbury Bancorp, Inc. 4,366 105,221
Sandy Spring Bancorp,
Inc. 151,400 3,933,372
SB Financial Group, Inc. 35,490 501,474
Security National Financial
Corp., Class A* 41,592 258,286
Shore Bancshares, Inc. 88,736 1,267,150
Sierra Bancorp 53,000 912,660
SiriusPoint, Ltd.* 456,300 3,709,719
SmartFinancial, Inc. 56,500 1,307,410
Sound Financial Bancorp,
Inc. 10,000 370,100
South Plains Financial, Inc. 99,700 2,134,577
Southern First Bancshares,
Inc.* 48,645 1,493,402
Southern Missouri
Bancorp, Inc. 11,000 411,510
Sterling Bancorp, Inc.* 200,000 1,132,000
Stewart Information
Services Corp. 71,714 2,893,660
StoneX Group, Inc.* 61,703 6,388,112
Summit Financial Group,
Inc.+ 65,515 1,359,436
Summit State Bank 21,000 291,270
SWK Holdings Corp.* 58,405 1,043,113
Territorial Bancorp, Inc. 30,000 579,300
Third Coast Bancshares,
Inc.* 30,000 471,300
Timberland Bancorp, Inc. 47,900 1,294,258
Tiptree, Inc. 177,200 2,581,804
Trean Insurance Group,
Inc.* 20,750 126,990
TriCo Bancshares 65,900 2,740,781
TrustCo Bank Corp. NY 36,680 1,171,559
Trustmark Corp. 190,500 4,705,350
Union Bankshares, Inc. 139 3,073
United Bancorp, Inc. 17,000 246,500
United Fire Group, Inc. 93,300 2,477,115
United Security
Bancshares 50,000 319,000
Unity Bancorp, Inc. 43,867 1,000,606
Universal Insurance
Holdings, Inc. 110,117 2,006,332
Univest Financial Corp. 133,179 3,161,669
US Global Investors, Inc.,
Class A 48,500 128,040
Velocity Financial, Inc.*+ 156,650 1,414,550
Veritex Holdings, Inc. 133,980 2,446,475
Industry Company Shares Value
Financials (continued)
Virtus Investment Partners,
Inc. 17,232 $ 3,280,800
Walker & Dunlop, Inc. 23,675 1,803,325
Washington Federal, Inc. 140,000 4,216,800
Waterstone Financial, Inc. 47,000 711,110
Western New England
Bancorp, Inc. 80,000 656,800
Westwood Holdings
Group, Inc. 26,452 296,527
World Acceptance Corp.* 20,100 1,674,129
362,800,801
Health Care - 2.66%
American Shared Hospital
Services* 8,500 23,885
Assertio Holdings, Inc.*+ 283,650 1,806,850
Avanos Medical, Inc.* 158,417 4,711,322
Bioventus, Inc., Class A* 225,000 240,750
CareCloud, Inc.* 31,700 106,195
Co.-Diagnostics, Inc.*+ 40,400 59,792
Emergent BioSolutions,
Inc.* 100,000 1,036,000
FONAR Corp.* 16,500 267,300
Fulgent Genetics, Inc.*+ 127,708 3,987,044
Great Elm Group, Inc.* 2,000 4,540
Innoviva, Inc.*+ 289,190 3,253,387
iTeos Therapeutics, Inc.* 148,500 2,021,085
Multiplan Corp.* 3,195,200 3,386,912
Ovid therapeutics, Inc.* 221,100 570,438
Owens & Minor, Inc.* 253,600 3,689,880
ProPhase Labs, Inc. 3,100 23,622
REGENXBIO, Inc.* 84,900 1,605,459
Vanda Pharmaceuticals,
Inc.* 340,000 2,308,600
XBiotech, Inc.* 25,000 86,250
29,189,311
Industrials - 14.25%
ACCO Brands Corp. 396,300 2,108,316
Air Transport Services
Group, Inc.* 305,000 6,353,150
Allegiant Travel Co.* 70,200 6,456,996
American Woodmark
Corp.* 81,500 4,243,705
ARC Document Solutions,
Inc. 301,700 956,389
ArcBest Corp. 69,500 6,423,190
Avalon Holdings Corp.,
Class A* 16,900 44,785
AZZ, Inc. 52,200 2,152,728
BlueLinx Holdings, Inc.* 45,000 3,058,200

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Boise Cascade Co. 106,000 $ 6,704,500
BrightView Holdings, Inc.* 480,300 2,699,286
Caesarstone, Ltd. 107,100 442,323
CBAK Energy Technology,
Inc.* 160,000 140,800
Civeo Corp.* 77,255 1,595,316
CompX International, Inc. 1,000 18,080
Concrete Pumping
Holdings, Inc.* 313,000 2,128,400
Costamare, Inc. 535,400 5,038,114
Covenant Logistics Group,
Inc. 85,400 3,024,868
Daseke, Inc.* 43,000 332,390
Deluxe Corp. 162,000 2,592,000
Eagle Bulk Shipping, Inc.+ 80,600 3,667,300
Eastern Co. (The) 19,601 381,827
Eneti, Inc. 217,500 2,033,625
Genco Shipping & Trading,
Ltd. 230,900 3,615,894
Harsco Corp.* 272,580 1,861,721
Heidrick & Struggles
International, Inc. 67,500 2,049,300
Hurco Cos., Inc. 19,560 495,259
Kelly Services, Inc.,
Class A+ 99,300 1,647,387
Limbach Holdings, Inc.* 3,000 51,900
LS Starrett Co. (The),
Class A* 10,632 119,291
LSI Industries, Inc. 17,459 243,204
Manitowoc Co., Inc. (The)* 146,550 2,504,539
Matthews International
Corp., Class A 109,000 3,930,540
Maxar Technologies, Inc. 83,000 4,237,980
Mayville Engineering Co.,
Inc.* 28,710 428,353
Mesa Air Group, Inc.* 45,400 107,598
Mistras Group, Inc.* 105,950 718,341
MRC Global, Inc.* 231,800 2,253,096
MYR Group, Inc.* 16,020 2,018,680
NL Industries, Inc. 58,094 352,050
NN, Inc.* 126,000 134,820
Northwest Pipe Co.* 50,000 1,561,500
NOW, Inc.* 301,566 3,362,461
Orion Group Holdings,
Inc.* 65,422 169,443
PAM Transportation
Services, Inc.* 94,220 2,697,519
Pangaea Logistics
Solutions, Ltd. 296,300 1,739,281
Park-Ohio Holdings Corp. 19,650 237,372
Patriot Transportation
Holding, Inc.* 7,500 59,325
Industry Company Shares Value
Industrials (continued)
Perma-Pipe International
Holdings, Inc.* 14,000 $ 148,820
Preformed Line Products
Co. 16,375 2,096,655
Primoris Services Corp. 177,100 4,367,286
Proto Labs, Inc.* 30,000 994,500
Quad/Graphics, Inc.* 281,500 1,207,635
Quanex Building Products
Corp.+ 91,700 1,974,301
REV Group, Inc. 250,000 2,997,500
Rush Enterprises, Inc.,
Class A 74,000 4,040,400
Rush Enterprises, Inc.,
Class B 55,410 3,318,505
Safe Bulkers, Inc. 542,100 2,000,349
Servotronics, Inc.* 1,500 15,900
SIFCO Industries, Inc.* 6,500 19,539
SkyWest, Inc.*+ 107,500 2,383,275
Sterling Infrastructure, Inc.* 100,000 3,788,000
Textainer Group Holdings,
Ltd.+ 216,900 6,964,659
Titan Machinery, Inc.* 129,800 3,952,410
TrueBlue, Inc.* 117,350 2,088,830
Tutor Perini Corp.* 185,000 1,141,450
Ultralife Corp.* 77,400 311,148
Universal Logistics
Holdings, Inc. 61,545 1,794,037
US Xpress Enterprises,
Inc., Class A* 195,000 1,158,300
V2X, Inc.* 35,000 1,390,200
Veritiv Corp. 53,500 7,229,990
Williams Industrial
Services Group, Inc.* 55,000 56,650
Willis Lease Finance
Corp.* 35,400 1,939,212
156,572,693
Information Technology - 3.87%
Adeia, Inc. 481,800 4,268,748
Alpha & Omega
Semiconductor, Ltd.* 184,544 4,973,461
AXT, Inc.* 175,000 696,500
Bel Fuse, Inc., Class B 32,000 1,202,560
Benchmark Electronics,
Inc. 124,000 2,937,560
Computer Task Group,
Inc.* 21,150 153,337
Comtech
Telecommunications
Corp. 91,200 1,138,176
Conduent, Inc.* 919,800 3,154,914
Daktronics, Inc.* 121,500 688,905

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
Quarterly Report | March 31, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Ebix, Inc. 146,600 $ 1,933,654
Kimball Electronics, Inc.* 87,600 2,111,160
Magnachip Semiconductor
Corp.* 155,000 1,438,400
NetScout Systems, Inc.* 202,400 5,798,760
NetSol Technologies, Inc.* 48,100 126,984
Network-1 Technologies,
Inc. 159,000 341,850
Photronics, Inc.* 206,050 3,416,309
Richardson Electronics,
Ltd. 30,000 669,600
StarTek, Inc.* 112,000 462,560
Taitron Components, Inc.,
Class A 10,000 36,000
TESSCO Technologies,
Inc.* 59,100 283,680
Trio-Tech International* 21,800 102,460
TTM Technologies, Inc.* 490,653 6,618,909
WidePoint Corp.* 11,000 19,910
42,574,397
Materials - 6.45%
Advanced Emissions
Solutions, Inc.* 92,075 182,308
AdvanSix, Inc. 145,700 5,575,939
AgroFresh Solutions,
Inc.*# 148,300 444,900
American Vanguard Corp. 145,000 3,172,600
Ascent Industries Co.*+ 39,525 361,259
Caledonia Mining Corp.
PLC 9,200 139,840
Carpenter Technology
Corp. 95,000 4,252,200
Century Aluminum Co.* 322,300 3,223,000
Clearwater Paper Corp.* 91,650 3,062,943
Core Molding
Technologies, Inc.* 37,900 681,821
Friedman Industries, Inc. 6,000 68,040
FutureFuel Corp. 290,300 2,142,414
Gold Resource Corp. 322,250 338,363
Intrepid Potash, Inc.*+ 59,856 1,652,026
Kaiser Aluminum Corp. 17,500 1,306,025
Koppers Holdings, Inc. 80,100 2,801,097
Kronos Worldwide, Inc. 233,600 2,151,456
Mativ Holdings, Inc. 25,000 536,750
Mercer International, Inc. 326,150 3,188,116
Olympic Steel, Inc. 67,267 3,512,010
Pactiv Evergreen, Inc. 64,500 516,000
Ramaco Resources, Inc.+ 91,400 805,234
Rayonier Advanced
Materials, Inc.* 459,500 2,881,065
Industry Company Shares Value
Materials (continued)
Ryerson Holding Corp. 177,800 $ 6,468,364
Schnitzer Steel Industries,
Inc., Class A 99,900 3,106,890
SunCoke Energy, Inc. 497,700 4,469,346
TimkenSteel Corp.* 259,000 4,750,060
Trinseo PLC+ 88,000 1,834,800
Universal Stainless & Alloy
Products, Inc.* 10,000 93,500
Valhi, Inc. 101,086 1,759,907
Warrior Met Coal, Inc. 146,992 5,396,076
70,874,349
Real Estate - 1.24%
AMREP Corp.* 52,000 727,480
Anywhere Real Estate,
Inc.* 553,600 2,923,008
Douglas Elliman, Inc. 196,800 612,048
Forestar Group, Inc.* 209,800 3,264,488
Newmark Group, Inc.,
Class A 648,300 4,589,964
RE/MAX Holdings, Inc.,
Class A 78,200 1,467,032
Transcontinental Realty
Investors, Inc.* 1,400 59,346
13,643,366
TOTAL COMMON STOCKS - 99.45% 1,092,906,972
(Cost $924,052,822)
.
Preferred Stock - 0.00%
Air T Funding, 8.00%+ 221 5,028
TOTAL PREFERRED STOCK - 0.00% 5,028
(Cost $4,597)
.
Rights - 0.02%
Pineapple Holdings, Inc.,
CVR*
∆
#+++ 5,000 —
Pan American Silver
Corp., CVR, expiring
02/22/24* 150,000 82,500
Resolute Forest Products,
Inc., CVR, expiring
05/31/23*
∆
# 335,500 97,295
TOTAL RIGHTS - 0.02% 179,795
(Cost $34,500)

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
.
Warrants - 0.01%
Nabors Industries, Ltd.,
expiring 06/11/26* 7,920 $ 148,500
TOTAL WARRANTS - 0.01% 148,500
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.35%
Fidelity Investments Money
Market Government
Portfolio Class I 4.72% 3,818,071
3,818,071
TOTAL MONEY MARKET FUND - 0.35% 3,818,071
(Cost $3,818,071)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.44%
Dreyfus Institutional
Preferred Government
Plus Money Market
Fund** 4.89% 15,787,948
15,787,948
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.44% 15,787,948
(Cost $15,787,948)
TOTAL INVESTMENTS
-
101.27%
$ 1,112,846,314
(Cost $943,697,938)
Liabilities in Excess of Other Assets - (1.27%) (13,914,989)
NET ASSETS - 100.00% $ 1,098,931,325
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2023.
^ Rate disclosed as of March 31, 2023.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $542,195, which is 0.05% of total net assets.
+ This security or a portion of the security is out on loan as of
March 31, 2023. Total loaned securities had a value of
$63,257,868 as of March 31, 2023.
+++ No stated maturity date.
CVR - Contingent Value Right
PLC - Public Limited Company

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | March 31, 2023 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 3/31/2023 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Materials $ 70,429,449 $ 444,900 $ – $ 70,874,349
Other Industries (a) 1,022,032,623 – – 1,022,032,623
Total Common Stocks 1,092,462,072 444,900 – 1,092,906,972
Preferred Stock 5,028 – – 5,028
Rights 82,500 – 97,295 179,795
Warrants 148,500 – – 148,500
Money Market Fund 3,818,071 – – 3,818,071
Investments Purchased With Cash Proceeds From Securities
Lending 15,787,948 – – 15,787,948
TOTAL
$1,112,304,119 $444,900 $97,295 $1,112,846,314
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights
Balance as of 06/30/2022 $ 0
Purchases –
Sales –
Return of Capital –
Realized Gain/(Loss) –
Change in unrealized Appreciation/(Depreciation) 97,295
Transfers in –
Transfers out –
Balance as of 03/31/2023 $ 97,295
Net change in unrealized Appreciation/(Depreciation) from investments held as of 03/31/2023 $ 97,295